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As filed with the Securities and Exchange Commission on May 5, 2000.

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                                                             File Nos. 333-00999
                                                                       811-07541

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 10           /X/

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 12           /X/

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

     RICHARD T. CHOI, ESQUIRE                      TERRY R. YOUNG, ESQUIRE
 FREEDMAN, LEVY, KROLL & SIMONDS                         ALFS, INC.
  1050 CONNECTICUT AVENUE, N.W.                      3100 SAUNDERS ROAD
            SUITE 825                                NORTHBROOK, IL 60062
    WASHINGTON, DC 20036-5366

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X   on May 5, 2000 pursuant to paragraph (b) of Rule 485
     ---
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
          on (date) pursuant to paragraph (a)(1) of Rule 485
     ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Glenbrook Life Multi-Manager Variable Account under Deferred Variable Annuity Contracts.

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                                Explanatory Note


Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of amending the registration statement to include certain exhibits which were inadvertently omitted from Post-Effective Amendment No. 9, as filed with the SEC on May 1, 2000. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.





PART C

Part C is hereby amended to include the following exhibits:


Item 24(b). EXHIBITS

(9)(d) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company.

(10)(a)           Independent Auditors' Consent

(10)(b)           Consent of Freedman, Levy, Kroll & Simonds

(13)(e)           Performance Data Calculations

(99)              Powers of Attorney of Thomas J. Wilson, II, Michael J.
                  Velotta, Sarah R. Donahue, Brent H. Hamann, John R. Hunter, Timothy N. Vander Pas, G. Craig Whitehead, Kevin R. Slawin and Samuel H. Pilch

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As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant, Glenbrook Life Multi-Manager Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized all in the Township of Northfield, State of Illinois, on the 4th day of May, 2000.

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                  (DEPOSITOR)

                         By:/s/MICHAEL J. VELOTTA
                         Michael J. Velotta
                         Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following Officers and Directors of Glenbrook Life and Annuity Company on the 4th day of May, 2000.

*/THOMAS J. WILSON, II              President, Chief Operating Officer
Thomas J. Wilson, II                and Director (Principal Executive Officer)

/s/MICHAEL J. VELOTTA               Vice President, Secretary,
Michael J. Velotta                  General Counsel and Director

*/JOHN R. HUNTER                    Vice President and Director
John R. Hunter

*/KEVIN R. SLAWIN                   Vice President and Director
Kevin R. Slawin                     (Principal Financial Officer)

*/SAMUEL H. PILCH                   Controller
Samuel H. Pilch                     (Principal Accounting Officer)

*/SARAH R. DONAHUE                  Assistant Vice President and Director
Sarah R. Donahue

*/TIMOTHY N. VANDER PAS             Assistant Vice President and Director
Timothy N. VanderPas

*/BRENT H. HAMANN                   Director
Brent H. Hamann

*/G. CRAIG WHITEHEAD                Assistant Vice President and Director
G. Craig Whitehead


*/By Michael J. Velotta, pursuant to Powers of Attorney filed herewith
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                                  EXHIBIT LIST

The following exhibits are filed herewith:



EXHIBIT NO.                DESCRIPTION

(9)(d) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company.

(10)(a)           Independent Auditors' Consent

(10)(b)           Consent of Freedman, Levy, Kroll & Simonds

(13)(e)           Performance Data Calculations

(99)              Powers of Attorney of Thomas J. Wilson, II, Michael J.
                  Velotta, Sarah R. Donahue, Brent H. Hamann, John R. Hunter, Timothy N. Vander Pas, G. Craig Whitehead, Kevin R. Slawin and Samuel H. Pilch